Summary of Significant Accounting Policies - Narrative (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 24, 2017	Dec. 31, 2018 USD ($) vote component partner	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 25, 2017	May 31, 2017
Vessels and equipment
Interest costs capitalized to vessels and equipment		$ 14,800	$ 36,300	$ 36,900
Depreciation and amortization		276,307	485,829	571,825
Asset retirement obligation
Asset retirement obligation		27,800	27,300
Other non-current assets (notes 2, 15)		57,807	83,211
Employee pension plans
Cost recognized for defined contribution pension plans		7,900	11,800	13,500
Funded status deficiency		700	1,500
Asset retirement obligation
Asset retirement obligation
Other non-current assets (notes 2, 15)		$ 7,500	7,400
Liquefied Natural Gas
Vessels and equipment
Property, plant and equipment, useful life		35 years
Oil Tanker
Vessels and equipment
Property, plant and equipment, useful life		25 years
Liquefied Petroleum Gas
Vessels and equipment
Property, plant and equipment, useful life		30 years
Excluding amortization of Drydocking expenditure
Vessels and equipment
Depreciation and amortization		$ 244,000	$ 397,600	$ 492,000
Maximum | FPSO
Vessels and equipment
Property, plant and equipment, useful life		25 years
Maximum | Dry-docking activity
Vessels and equipment
Property, plant and equipment, useful life		5 years
Minimum | Dry-docking activity
Vessels and equipment
Property, plant and equipment, useful life		2 years 6 months
Public Subsidiaries
Basis of presentation and Non-Controlling Interests
Noncontrolling interest		50.00%
Teekay Offshore
Basis of presentation and Non-Controlling Interests
Number of components in segment | component		2
Teekay Offshore | General Partner
Basis of presentation and Non-Controlling Interests
Interest of Company's general partner			2.00%	2.00%
Teekay Tankers
Basis of presentation and Non-Controlling Interests
Common stock number of votes per share | vote		5
Joint venture ownership percentage						50.00%
Teekay Tankers | Class B
Basis of presentation and Non-Controlling Interests
Common stock, maximum voting power		49.00%
Teekay Offshore and Teekay LNG | General Partner
Basis of presentation and Non-Controlling Interests
Number of partners | partner		1
Teekay LNG | General Partner
Basis of presentation and Non-Controlling Interests
Interest of Company's general partner		2.00%
Teekay Offshore
Basis of presentation and Non-Controlling Interests
Noncontrolling interest					50.00%
Teekay Offshore | Common Units
Basis of presentation and Non-Controlling Interests
Noncontrolling interest		13.80%	13.80%
Teekay Offshore | Series D Preferred Stock
Basis of presentation and Non-Controlling Interests
Joint venture ownership percentage			74.00%
Teekay Offshore | Preferred Unitholders
Basis of presentation and Non-Controlling Interests
Joint venture ownership percentage		100.00%
Teekay Tankers | Teekay Tankers
Basis of presentation and Non-Controlling Interests
Noncontrolling interest		28.80%	28.80%
Teekay LNG
Basis of presentation and Non-Controlling Interests
Noncontrolling interest		33.10%	33.00%
Teekay LNG | Preferred Unitholders
Basis of presentation and Non-Controlling Interests
Joint venture ownership percentage		100.00%
GP of Teekay LNG and Teekay Offshore
Basis of presentation and Non-Controlling Interests
Noncontrolling interest		100.00%
General Partner | Brookfield
Basis of presentation and Non-Controlling Interests
Percentage of ownership acquired					49.00%
General Partner | Teekay Offshore
Basis of presentation and Non-Controlling Interests
Percentage of ownership acquired					2.00%
General Partner | Teekay Offshore
Basis of presentation and Non-Controlling Interests
Interest of Company's general partner	100.00%